UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C. 02549
FORM 13F Form 13F COVER PAGE

Reports Quarter Ended: March 31, 2002
Check here if Amendment []; Amendment Number:
This amendment (check only one) 	[] is a restatement
					[] adds a new holding
Institutional Investment Manager Filing This Report:
Name: 		Provident Capital Corp.
Address: 	4130 La Jolla Village Drive
		Suite 203
		La Jolla, CA 92037

13F File Number: 801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name: 	Robbins Y. Tong
Title: 	President
Phone: 	(858) 623 - 8459

Signature, Place and Date of Signing:



Robbins Y. Tong 	La Jolla, California 	Date

Report Type (Check only one)
[X] 13F Holding Report
[ ] 13F Notice
[ ] 13F Combination

List of Other Managers Reporting to this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
AS OF DATE: 06/30/02

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 36
FORM 13F INFORMATION TABLE VALUE TOTAL: $73,053,000
LIST OF OTHER INCLUDED MANAGERS: NONE
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FORM 13F INFORMATION TABLE
AS OF DATE: 06/30/02
                         TITLE              VALUE   SHARES/ SH/ PUT/ INVSTMT      VOTING AUTHORITY
  NAME OF ISSUER         CLASS   CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   SOLE  SHARED    NONE
----------------------- ------- --------- -------- -------- --- ---- ------- ------- ------- ------
AFFYMETRIX INC OC-CAP    COM    00826T108     1708    71200 SH       SOLE     71200     0        0
AMERICAN PWR CONVERSION  COM    029066107     1144    90550 SH       SOLE     90550     0        0
AMGEN INC COM            COM    031162100      387     9252 SH       SOLE      9252     0        0
ARCHER DANIELS MIDLAND   COM    039483102     3115   243542 SH       SOLE    243542     0        0
BARD C R INC COM         COM    067383109     5255    92875 SH       SOLE     92875     0        0
BORLAND SOFTWARE CORPORA COM    099849101      114    11100 SH       SOLE     11100     0        0
CHECKFREE CORP NEW COM   COM    162813109     1376    87960 SH       SOLE     87960     0        0
CHEVRONTEXACO CORPORATIO COM    166764100      391     4419 SH       SOLE      4419     0        0
COMPUWARE CORP COM       COM    205638109     3055   503250 SH       SOLE    503250     0        0
E M C CORP MASS COM      COM    268648102     3677   487000 SH       SOLE    487000     0        0
EXXON MOBIL CORP COM     COM    30231G102      239     5836 SH       SOLE      5836     0        0
FIRST VIRGINIA BANKS INC COM    337477103      531     9900 SH       SOLE      9900     0        0
GERON CORP COM           COM    374163103     1016   221750 SH       SOLE    221750     0        0
HANDLEMAN CO DEL         COM    410252100     1733   119550 SH       SOLE    119550     0        0
HUMANA INC               COM    444859102     6071   388433 SH       SOLE    388433     0        0
MENTOR GRAPHICS CORP COM COM    587200106      804    56546 SH       SOLE     56546     0        0
MERCK & CO INC           COM    589331107      318     6284 SH       SOLE      6284     0        0
MILLEA HOLDINGS INC COM  COM    60032R106     2309    56670 SH       SOLE     56670     0        0
MITSUBISHI TOKYO FINL GR COM    606816106     2290   336700 SH       SOLE    336700     0        0
MTS SYS CORP             COM    553777103     1806   143897 SH       SOLE    143897     0        0
MYLAN LABS INC           COM    628530107     6899   220050 SH       SOLE    220050     0        0
NANOGEN INC COM          COM    630075109       78    22200 SH       SOLE     22200     0        0
NEW GERMANY FD COM       COM    644465106      232    46039 SH       SOLE     46039     0        0
NOVARTIS AG ADR SPONSORE COM    66987V109     6750   154000 SH       SOLE    154000     0        0
OLD NATL BANCORP IND COM COM    680033107      546    21465 SH       SOLE     21465     0        0
PARAMETRIC TECHNOLOGY CO COM    699173100     2209   643965 SH       SOLE    643965     0        0
PFIZER INC               COM    717081103      399    11388 SH       SOLE     11388     0        0
PORTAL SOFTWARE INC COM  COM    736126103       66    88450 SH       SOLE     88450     0        0
POWERWAVE TECHNOLOGIES   COM    739363109      523    57100 SH       SOLE     57100     0        0
QUINTILES TRANSNATIONAL  COM    748767100     6182   494950 SH       SOLE    494950     0        0
REALNETWORKS INC COM     COM    75605L104     1201   295083 SH       SOLE    295083     0        0
STORAGE TECHNOLOGY CORP  COM    862111200     1466    91767 SH       SOLE     91767     0        0
TIDEWATER INC COM        COM    886423102     2953    89700 SH       SOLE     89700     0        0
UNOCAL CORP COM          COM    915289102     4674   126520 SH       SOLE    126520     0        0
VIACOM INC CL B          COM    925524308      288     6486 SH       SOLE      6486     0        0
VIGNETTE CORP COM        COM    926734104     1248   633600 SH       SOLE    633600     0        0
LINE COUNT: 36
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